Investments (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Components of Investments	Investments consist of the following:
	As of
	March 31, 2021	December 31, 2020
Equity method investments	$179,529	$165,095
Other investments	1,179	1,178
Total investments	$180,708	$166,273
Investments consist of the following:
	As of December 31,
	2020	2019
Equity method investments	$165,095	$154,900
Other investments	1,178	4,458
Total investments	$166,273	$159,358